American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
November 30, 2020

American Century Quality Diversified International ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Australia — 6.6%
AGL Energy Ltd.	8,291	82,517
Ampol Ltd.	8,429	190,484
Aristocrat Leisure Ltd.	30,987	732,662
Aurizon Holdings Ltd.	28,583	89,565
BHP Group Ltd.	3,619	100,877
Coca-Cola Amatil Ltd.	14,313	133,451
Computershare Ltd.	21,870	230,277
Crown Resorts Ltd.	13,800	98,078
CSL Ltd.	767	168,177
Evolution Mining Ltd.	41,189	152,231
Fortescue Metals Group Ltd.	197,540	2,654,986
Goodman Group	37,907	521,948
Magellan Financial Group Ltd.	11,105	484,645
Newcrest Mining Ltd.	6,862	136,907
Northern Star Resources Ltd.	16,068	150,642
Qantas Airways Ltd.(1)	31,559	125,211
Santos Ltd.	38,681	173,151
Sonic Healthcare Ltd.	31,860	773,500
South32 Ltd.	65,641	116,173
Vicinity Centres	172,093	209,408
Wesfarmers Ltd.	8,886	323,940
Woolworths Group Ltd.	5,501	149,967
		7,798,797
Austria — 0.2%
OMV AG	3,253	109,462
Raiffeisen Bank International AG(1)	5,059	96,194
		205,656
Belgium — 0.9%
Ageas SA/NV	6,552	322,198
Galapagos NV(1)	1,190	146,465
KBC Group NV(1)	2,820	196,280
Proximus SADP	4,634	97,118
UCB SA	2,414	258,957
		1,021,018
Canada — 7.6%
Alimentation Couche-Tard, Inc., B Shares	4,964	165,211
B2Gold Corp.	26,362	147,281
Bank of Montreal	1,447	104,212
Barrick Gold Corp., (Toronto)	5,468	125,782
Canadian Pacific Railway Ltd.	4,684	1,516,526
Canadian Tire Corp. Ltd., Class A	2,634	337,345
CGI, Inc.(1)	1,307	96,732
Constellation Software, Inc.	1,089	1,351,506
Dollarama, Inc.	4,675	191,776
Empire Co. Ltd., Class A	9,772	267,997
FirstService Corp.	1,295	176,997
Franco-Nevada Corp.	1,474	196,628
Great-West Lifeco, Inc.	5,130	119,590
IGM Financial, Inc.	3,764	99,771

Imperial Oil Ltd.	9,822	170,382
Intact Financial Corp.	1,512	169,518
Kirkland Lake Gold Ltd.	8,524	349,998
Loblaw Cos. Ltd.	3,134	155,261
Magna International, Inc.	1,981	121,743
Manulife Financial Corp.	43,563	743,923
Metro, Inc.	3,586	165,090
Northland Power, Inc.	5,785	198,696
Pan American Silver Corp.	4,488	132,365
Quebecor, Inc., Class B	6,610	164,957
Ritchie Bros Auctioneers, Inc.	11,100	800,101
Saputo, Inc.	3,682	102,371
Teck Resources Ltd., Class B	8,796	139,281
Toromont Industries Ltd.	4,491	307,879
Wheaton Precious Metals Corp.	6,149	237,865
WSP Global, Inc.	2,388	177,732
		9,034,516
China — 4.5%
Alibaba Group Holding Ltd., ADR(1)	2,794	735,828
Anhui Conch Cement Co. Ltd., H Shares	58,500	372,936
ANTA Sports Products Ltd.	54,000	736,613
Autohome, Inc., ADR	3,332	314,607
China Molybdenum Co. Ltd., H Shares	657,000	306,570
China Resources Cement Holdings Ltd.	366,000	453,270
CSC Financial Co. Ltd., H Shares	90,000	122,368
Great Wall Motor Co. Ltd., H Shares	154,500	313,146
JD.com, Inc., ADR(1)	277	23,642
JOYY, Inc., ADR	3,129	278,700
Kingsoft Corp. Ltd.	50,000	251,980
Li Ning Co. Ltd.	63,000	342,523
Logan Group Co. Ltd.	144,000	239,955
NetEase, Inc., ADR	1,646	148,749
TAL Education Group, ADR(1)	7,244	507,515
Yihai International Holding Ltd.(1)	17,000	199,675
		5,348,077
Denmark — 2.9%
AP Moller - Maersk A/S, B Shares	190	387,510
Carlsberg A/S, B Shares	1,806	268,783
Chr Hansen Holding A/S(1)	1,409	136,884
Coloplast A/S, B Shares	953	142,765
DSV Panalpina A/S	1,035	163,396
Genmab A/S(1)	769	296,330
H Lundbeck A/S	2,794	85,774
Novo Nordisk A/S, B Shares	3,155	212,498
Pandora A/S	5,424	542,904
Royal Unibrew A/S	4,631	486,424
SimCorp A/S	5,157	676,374
		3,399,642
Finland — 2.5%
Elisa Oyj	2,961	159,427
Fortum Oyj	4,344	99,665
Kone Oyj, B Shares	2,710	227,620
Neste Oyj	24,262	1,622,078
Orion Oyj, Class B	3,449	162,699
Stora Enso Oyj, R Shares	23,224	393,889

UPM-Kymmene Oyj	7,584	250,166
		2,915,544
France — 7.6%
Air Liquide SA	1,065	174,873
Amundi SA(1)	9,167	730,743
Arkema SA	991	115,563
BioMerieux	1,068	154,449
Capgemini SE	662	91,747
Engie SA(1)	7,214	106,207
Euronext NV	10,679	1,135,105
Hermes International	187	182,351
Iliad SA	757	153,890
Ipsen SA	885	85,678
L'Oreal SA	492	180,093
Legrand SA	1,940	164,197
LVMH Moet Hennessy Louis Vuitton SE	345	198,499
Orange SA	82,402	1,044,083
Pernod Ricard SA	945	180,388
Publicis Groupe SA	7,853	356,730
Sanofi	10,870	1,096,790
Sartorius Stedim Biotech	913	331,009
Schneider Electric SE	2,225	309,527
SCOR SE(1)	3,429	117,016
Sodexo SA	1,282	105,988
STMicroelectronics NV	5,380	210,036
Teleperformance	610	203,304
Thales SA	8,216	754,095
TOTAL SE	2,292	97,438
Unibail-Rodamco-Westfield	3,926	278,688
Vivendi SA	3,230	97,308
Wendel SE	905	102,324
Worldline SA(1)	1,938	179,048
		8,937,167
Germany — 4.7%
Bechtle AG	2,308	503,585
Beiersdorf AG	1,401	157,005
Brenntag AG	4,641	355,421
Covestro AG	6,646	371,267
Deutsche Boerse AG	879	146,950
Deutsche Post AG	7,918	383,200
Evonik Industries AG	18,498	560,032
Fresenius Medical Care AG & Co. KGaA	2,993	252,326
GEA Group AG	8,919	306,136
Hannover Rueck SE	957	160,633
HeidelbergCement AG	1,444	102,880
KION Group AG	1,914	147,586
Lanxess AG	1,609	112,840
Merck KGaA	725	115,984
Nemetschek SE	2,570	203,710
QIAGEN NV(1)	3,186	153,935
Rational AG	253	225,288
Sartorius AG, Preference Shares	504	229,846
Symrise AG	1,173	147,216
Telefonica Deutschland Holding AG	36,400	100,677
Uniper SE	2,801	95,084

United Internet AG	4,633	185,550
Volkswagen AG, Preference Shares	2,342	395,409
Zalando SE(1)	1,854	187,852
		5,600,412
Hong Kong — 0.5%
Techtronic Industries Co. Ltd.	42,000	539,301
Ireland — 1.4%
CRH plc	6,876	269,826
Flutter Entertainment plc(1)	1,143	209,689
Kingspan Group plc(1)	12,325	1,075,182
Smurfit Kappa Group plc	2,590	110,492
		1,665,189
Israel — 0.4%
Bank Hapoalim BM(1)	15,141	98,889
Bank Leumi Le-Israel BM	17,905	100,220
ICL Group Ltd.	49,317	234,187
Isracard Ltd.	1	3
		433,299
Italy — 3.1%
A2A SpA	125,733	191,967
Assicurazioni Generali SpA	5,992	102,497
DiaSorin SpA	4,485	948,558
Eni SpA	58,594	577,462
EXOR NV	1,556	107,841
Ferrari NV	3,401	722,915
Fiat Chrysler Automobiles NV(1)	13,912	216,999
Hera SpA	42,356	154,910
Intesa Sanpaolo SpA(1)	42,586	97,900
Mediobanca Banca di Credito Finanziario SpA(1)	12,820	113,750
Moncler SpA(1)	4,179	204,444
Recordati Industria Chimica e Farmaceutica SpA	3,235	172,340
Telecom Italia SpA/Milano	203,614	95,028
		3,706,611
Japan — 25.1%
Advantest Corp.	8,800	613,495
Ajinomoto Co., Inc.	13,700	286,674
Alfresa Holdings Corp.	4,600	91,626
Astellas Pharma, Inc.	50,400	713,915
Bandai Namco Holdings, Inc.	2,600	237,801
Canon, Inc.	5,300	93,400
Capcom Co. Ltd.	4,100	231,449
Chugai Pharmaceutical Co. Ltd.	32,500	1,565,358
Cosmos Pharmaceutical Corp.	1,000	172,702
CyberAgent, Inc.	3,100	212,814
Dai Nippon Printing Co. Ltd.	4,300	80,217
Fuji Electric Co. Ltd.	3,100	109,503
FUJIFILM Holdings Corp.	1,900	102,126
Fujitsu Ltd.	2,800	390,199
GMO Payment Gateway, Inc.	4,600	647,950
Hakuhodo DY Holdings, Inc.	7,400	106,299
Hitachi Ltd.	2,800	105,927
Hoya Corp.	12,500	1,667,873
INPEX Corp.	25,500	141,766
Japan Tobacco, Inc.	50,300	1,018,779
Kajima Corp.	7,400	97,507

Kakaku.com, Inc.	6,100	170,639
Kao Corp.	1,200	89,521
KDDI Corp.	5,600	160,763
Keyence Corp.	400	203,548
Kirin Holdings Co. Ltd.	36,100	783,514
Kobe Bussan Co. Ltd.	3,800	132,812
Komatsu Ltd.	4,200	102,406
Kyocera Corp.	1,600	91,063
Lasertec Corp.	4,300	455,077
Lion Corp.	5,500	129,944
M3, Inc.	2,800	258,741
Marubeni Corp.	52,900	306,235
McDonald's Holdings Co. Japan Ltd.	3,300	160,004
Medipal Holdings Corp.	4,800	89,971
MEIJI Holdings Co. Ltd.	1,100	77,652
MINEBEA MITSUMI, Inc.	14,700	304,168
Mitsubishi UFJ Financial Group, Inc.	22,000	93,978
Mitsui & Co. Ltd.	5,100	86,481
Mitsui Chemicals, Inc.	9,700	270,811
MonotaRO Co. Ltd.	23,900	1,458,735
NEC Corp.	12,200	659,392
Nexon Co. Ltd.	8,000	242,373
NH Foods Ltd.	2,000	85,190
Nidec Corp.	1,900	241,098
Nihon M&A Center, Inc.	6,500	455,448
Nintendo Co. Ltd.	3,300	1,876,865
Nippon Express Co. Ltd.	1,600	106,479
Nippon Shinyaku Co. Ltd.	2,000	143,407
Nippon Telegraph & Telephone Corp.	11,200	264,154
Nissan Chemical Corp.	3,300	196,636
Nissin Foods Holdings Co. Ltd.	1,600	132,339
Nitori Holdings Co. Ltd.	1,700	362,042
Nitto Denko Corp.	2,200	182,185
Nomura Research Institute Ltd.	6,100	205,822
Obayashi Corp.	37,600	332,177
Olympus Corp.	8,400	182,612
Omron Corp.	2,200	198,092
Ono Pharmaceutical Co. Ltd.	48,500	1,531,017
Oracle Corp. (Tokyo)	1,400	155,798
ORIX Corp.	7,400	109,157
Otsuka Corp.	6,100	296,046
Otsuka Holdings Co. Ltd.	2,800	113,312
Panasonic Corp.	10,800	114,572
Pigeon Corp.	3,600	161,016
Recruit Holdings Co. Ltd.	18,700	784,575
Renesas Electronics Corp.(1)	25,800	230,121
Resona Holdings, Inc.	25,000	87,374
Ricoh Co. Ltd.	24,600	163,160
Santen Pharmaceutical Co. Ltd.	8,600	142,602
SCSK Corp.	2,000	119,798
Seiko Epson Corp.	7,700	114,287
Sekisui Chemical Co. Ltd.	6,100	104,795
Sekisui House Ltd.	41,900	751,248
Shimizu Corp.	12,000	91,264
SMC Corp.	300	190,751

Sony Corp.	1,500	139,648
Square Enix Holdings Co. Ltd.	1,400	86,109
Sugi Holdings Co. Ltd.	2,300	152,998
Sumitomo Electric Industries Ltd.	7,800	88,770
Sumitomo Mitsui Financial Group, Inc.	3,100	89,898
Suntory Beverage & Food Ltd.	2,400	87,495
T&D Holdings, Inc.	8,800	102,778
Taisei Corp.	2,700	95,558
Taisho Pharmaceutical Holdings Co. Ltd.	1,500	95,830
TDK Corp.	2,500	353,556
TIS, Inc.	4,600	91,758
Tohoku Electric Power Co., Inc.	9,000	75,446
Tokyo Electron Ltd.	3,700	1,260,736
Toppan Printing Co. Ltd.	5,900	80,176
Tosoh Corp.	7,500	117,675
Toyo Suisan Kaisha Ltd.	2,900	142,526
Toyota Tsusho Corp.	3,200	109,950
Trend Micro, Inc.	4,200	227,744
Tsuruha Holdings, Inc.	1,200	175,720
Unicharm Corp.	4,200	204,113
USS Co. Ltd.	5,400	112,235
Welcia Holdings Co. Ltd.	4,600	184,693
Yamato Holdings Co. Ltd.	6,200	156,588
Z Holdings Corp.	13,800	87,127
ZOZO, Inc.	5,800	145,022
		29,704,796
Netherlands — 2.8%
ASM International NV	2,151	379,800
ASML Holding NV	1,164	505,480
Heineken Holding NV	1,119	103,449
ING Groep NV(1)	11,299	110,125
Koninklijke Ahold Delhaize NV	29,083	833,577
Koninklijke DSM NV	1,130	185,658
Koninklijke Philips NV(1)	11,693	605,624
NN Group NV	3,499	142,158
Randstad NV(1)	5,097	316,145
Wolters Kluwer NV	1,971	165,845
		3,347,861
New Zealand — 0.8%
a2 Milk Co. Ltd. (The)(1)	71,077	724,647
Fisher & Paykel Healthcare Corp. Ltd.	9,541	236,109
		960,756
Norway — 0.9%
Equinor ASA	5,559	86,716
Orkla ASA	25,722	247,037
Salmar ASA(1)	3,218	176,742
Schibsted ASA, Class A(1)	3,700	152,037
Telenor ASA	9,907	169,081
TOMRA Systems ASA	4,393	189,357
Yara International ASA	2,529	102,546
		1,123,516
Portugal — 0.1%
Jeronimo Martins SGPS SA	9,860	169,291
Singapore — 1.8%
Genting Singapore Ltd.	178,400	109,032

Oversea-Chinese Banking Corp. Ltd.	14,400	107,263
Singapore Exchange Ltd.	205,300	1,362,783
Singapore Technologies Engineering Ltd.	36,900	105,581
Wilmar International Ltd.	127,800	398,497
		2,083,156
South Korea — 1.3%
Hyundai Motor Co.	3,599	592,752
NCSoft Corp.	589	431,850
Samsung Life Insurance Co. Ltd.	5,190	335,383
Seegene, Inc.	1,207	205,374
		1,565,359
Spain — 1.7%
ACS Actividades de Construccion y Servicios SA	7,493	236,674
Banco Bilbao Vizcaya Argentaria SA	31,341	146,250
Industria de Diseno Textil SA	5,759	191,353
Naturgy Energy Group SA	4,757	109,830
Repsol SA	52,600	502,610
Telefonica SA	185,758	814,381
		2,001,098
Sweden — 4.8%
Atlas Copco AB, A Shares	21,370	1,081,465
Essity AB, B Shares	8,307	263,151
Evolution Gaming Group AB	8,655	743,741
Getinge AB, B Shares	5,516	118,048
Hennes & Mauritz AB, B Shares(1)	5,752	121,843
Investor AB, B Shares	1,671	115,806
Kinnevik AB, Class B	11,870	591,692
Sandvik AB(1)	4,671	105,220
Securitas AB, B Shares(1)	6,771	111,455
Skanska AB, B Shares	4,502	107,046
SKF AB, B Shares	15,766	388,262
Swedish Match AB	21,350	1,730,231
Trelleborg AB, B Shares(1)	5,255	108,830
Volvo AB, B Shares(1)	4,795	108,960
		5,695,750
Switzerland — 7.3%
ABB Ltd.	4,236	111,956
Adecco Group AG	5,727	347,273
Bachem Holding AG, Class B	384	156,515
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	18	154,082
Cie Financiere Richemont SA	1,385	115,086
EMS-Chemie Holding AG	1,612	1,479,316
Geberit AG	297	179,172
Givaudan SA	44	179,854
Kuehne + Nagel International AG	1,005	227,987
Logitech International SA	3,589	318,012
Nestle SA	1,345	150,658
Novartis AG	1,084	98,688
Partners Group Holding AG	1,435	1,534,764
Roche Holding AG	5,608	1,850,111
Sika AG	845	216,116
Sonova Holding AG(1)	692	170,179
Swatch Group AG (The), Bearer Shares	433	106,934
Swiss Life Holding AG	224	100,212
Swiss Re AG	1,227	112,300

Tecan Group AG	357	157,226
UBS Group AG	7,537	107,146
VAT Group AG(1)	3,372	709,076
		8,582,663
Taiwan — 1.1%
Airtac International Group	12,000	349,948
Novatek Microelectronics Corp.	33,000	347,117
Realtek Semiconductor Corp.	21,000	273,683
Win Semiconductors Corp.	27,000	317,861
		1,288,609
United Kingdom — 8.6%
Admiral Group plc	4,636	176,667
Anglo American plc	4,873	144,167
Ashtead Group plc	4,919	208,324
Associated British Foods plc	3,697	104,345
Auto Trader Group plc	21,728	162,375
Aviva plc	24,394	104,395
BAE Systems plc	13,971	94,091
Barratt Developments plc(1)	26,277	216,851
Berkeley Group Holdings plc	4,317	265,844
BP plc	25,767	84,419
British Land Co. plc (The)	24,454	153,720
Bunzl plc	5,052	158,861
Coca-Cola HBC AG(1)	3,459	99,690
Compass Group plc	10,024	176,621
Croda International plc	2,071	164,747
Direct Line Insurance Group plc	23,415	92,338
Experian plc	4,386	155,104
Ferguson plc	1,057	118,572
GlaxoSmithKline plc	45,942	841,869
Halma plc	5,516	162,937
Hargreaves Lansdown plc	21,004	399,753
Hikma Pharmaceuticals plc	9,127	317,522
HomeServe plc	9,418	131,091
JD Sports Fashion plc(1)	32,433	336,823
Kingfisher plc(1)	34,657	126,348
Land Securities Group plc	23,870	210,487
London Stock Exchange Group plc	1,389	150,089
Mondi plc	4,720	104,165
Next plc	3,554	310,319
Pearson plc	49,272	424,864
Persimmon plc	7,586	268,379
RELX plc	7,184	167,242
Rentokil Initial plc(1)	23,560	156,113
Rightmove plc(1)	76,932	642,811
Rio Tinto plc	4,696	304,715
Royal Dutch Shell plc, A Shares	6,160	104,814
Sage Group plc (The)	9,595	77,338
Schroders plc	4,219	180,903
Smith & Nephew plc	12,547	244,592
Spirax-Sarco Engineering plc	1,281	191,148
Taylor Wimpey plc(1)	112,988	233,756
Unilever plc	11,779	716,055
Vodafone Group plc	61,025	100,530
WM Morrison Supermarkets plc	208,293	499,863

WPP plc	10,676	103,734
		10,189,391
United States — 0.2%
Perrigo Co. plc	4,949	238,353
TOTAL COMMON STOCKS (Cost $100,292,215)		117,555,828
WARRANTS†
Switzerland†
Cie Financiere Richemont SA(1) (Cost $—)	2,770	550
TEMPORARY CASH INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $452,865)	452,865	452,865
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $100,745,080)		118,009,243
OTHER ASSETS AND LIABILITIES — 0.2%		245,150
TOTAL NET ASSETS — 100.0%		$118,254,393

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	17.1%
Health Care	14.8%
Consumer Discretionary	11.6%
Information Technology	10.9%
Consumer Staples	10.5%
Materials	10.3%
Financials	10.3%
Communication Services	8.0%
Energy	3.4%
Real Estate	1.5%
Utilities	1.0%
Cash and Equivalents*	0.6%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the London Stock Exchange as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,009,041	115,546,787	—
Warrants	—	550	—
Temporary Cash Investments	452,865	—	—
	2,461,906	115,547,337	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.